Stock-Based Compensation - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		0		5,000,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		24,153,000		27,582,000	24,915,000
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share)			$ 4.38	$ 4.38
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value		$ 22,300,000	$ 18,900,000	$ 24,800,000
Intrinsic value of options exercised			$ 400,000	400,000
Unrecognized compensation cost related to unvested stock options		$ 12,100,000		$ 33,300,000
Compensation cost related to unvested stock options expected to be recognised over a weighted average service period		1 year 10 months 24 days		1 year 10 months 24 days
Weighted-average exercise price (in dollars per share)		$ 9.45		$ 9.43	$ 9.32
Weighted-average remaining contractual term		6 years 3 months 18 days		7 years	7 years 7 months 6 days
Aggregate Intrinsic Value		$ 0		$ 0
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	24,657,302
Share-based compensation arrangement by share-based payment award, expiration period	10 years			10 years
Share based payment arrangement number of options available to purchase (in shares)	0
2018 Plan | Vesting Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				20.00%
Share-based compensation arrangement by share-based payment award, award vesting rights subsequent to initial vesting period, percentage				1.67%
Share based compensation arrangement by share based payment award vesting period				1 year
2018 Plan | Vesting Option One | Officer Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	25.00%
2018 Plan | Vesting Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				25.00%
Share-based compensation arrangement by share-based payment award, award vesting rights subsequent to initial vesting period, percentage				2.08%
Share based compensation arrangement by share based payment award vesting period				1 year
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	24,657,302
Share based payment arrangement number of options available to purchase (in shares)	58,631,907
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)				18,594,386
2021 Plan | Officer Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)	12,500,000
2021 Plan | Officer Restricted Stock Units | Share Price Hurdle Achieved One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of non option equity instruments granted	50.00%
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 15.00
2021 Plan | Officer Restricted Stock Units | Share Price Hurdle Achieved Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of non option equity instruments granted	50.00%
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)	$ 20.00
2021 Plan | Officer Options | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)	5,000,000
2021 Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)		0		12,758,000
2021 Plan | Vesting Option One | Officer Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting period	4 years
2021 Plan | Vesting Option One | Officer Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	25.00%
Share based compensation arrangement by share based payment award vesting period	4 years
2021 Plan | Vesting Option Two | Officer Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	75.00%
Share based compensation arrangement by share based payment award vesting period	36 months
2021 Plan | Vesting Option Two | Officer Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	75.00%
Share based compensation arrangement by share based payment award vesting period	36 months
CEO Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		25,000,000		25,000,000
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share)			$ 3.54	$ 3.54
Unrecognized compensation cost related to unvested stock options		$ 59,100,000		$ 73,100,000
Weighted-average exercise price (in dollars per share)		$ 10.00		$ 10.00
Weighted-average remaining contractual term		8 years 4 months 24 days		9 years 2 months 12 days
Aggregate Intrinsic Value		$ 0		$ 0
Share based compensation by share based payment award options shares issued in period		0			0
Compensation cost related to options expected to be recognised over a weighted average service period		3 years 9 months 18 days		4 years 4 months 24 days
CEO Incentive Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement option granted to purchase stock at exercise price (in dollars per share)	$ 10.00
CEO Incentive Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of RSUs vested		$ 33,500,000	$ 500,000	$ 800,000
Unrecognised compensation cost related to Equity instruments other than options		$ 33,600,000		$ 42,200,000
Compensation cost related to equity instruments other than options expected to be recognised over a weighted average service period		2 years 4 months 24 days		1 year 8 months 12 days